Loss Per Share (LPS) (Tables)	6 Months Ended
Jun. 30, 2024
Loss Per Share (LPS) [Abstract]
Schedule of Basic and Diluted Loss Per Common Share	The following table sets forth the reconciliation of the numerator and denominator used in the computation of basic and diluted loss per common share for the three and six months ended June 30, 2024, and June 30, 2023.
	Three months ended		Six months ended
	2024	2023	2024	2023
	$	$	$	$
Numerator:
Net loss used for basic earnings per share	(6,750,125)	(4,367,422)	(10,699,490)	(10,403,600)

Denominator:
Basic weighted-average outstanding common shares	78,275,354	58,300,082	78,274,404	58,300,082
Effect of dilutive potential common shares resulting from options	-	2,819,653	-	2,819,653
Effect of dilutive potential restricted stock units	-	1,696,867	-	1,696,867
Effect of dilutive potential warrants units	14,391,150	-	14,391,150	-
Effect of dilutive potential earnout stock units	26,797,052	-	26,797,052	-
Weighted-average shares outstanding - diluted	119,463,556	62,816,602	119,462,606	62,816,602

Net loss per common share:
Basic & diluted loss per share	(0.09)	(0.07)	(0.14)	(0.18)